Investments in affiliates and investments in available-for-sale securities (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES [Abstract]
Financial information of affiliate companies, balance sheet
		December 31, 2019				December 31, 2018
Balance Sheet	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Containers	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$30,402	$44,051	$—	$27,431	$18,109	$61,455	$46,609	$19,160	$27,544
Current assets	$75,990	$114,008	$—	$32,249	$29,450	$111,112	$103,978	$22,732	$33,479
Non-current assets	$1,177,527	$1,441,947	$—	$179,688	$430,852	$1,203,021	$1,523,406	$139,955	$195,805
Current liabilities	$79,784	$241,939	$—	$57,078	$71,397	$52,333	$92,159	$83,059	$39,150
Long- term debt including current portion, net	$489,028	$1,173,117	$—	$89,025	$245,658	$507,485	$1,205,837	$64,818	$99,153
Non-current liabilities	$445,714	$1,000,164	$—	$163,123	$198,925	$485,047	$1,154,873	$61,035	$168,195

Financial information of affiliate companies, income statement
	December 31, 2019
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Containers
Revenue	$219,379	$280,117	$$36,822	$46,718	$141,532
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	$(62,134)	$(65,707)	$(18,575)	$(30,203)	$7,507
Net (loss)/income	$(62,134)	$(65,707)	$(18,575)	$(30,203)	$7,507

	December 31, 2018				December 31, 2017
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Containers
Revenue	$231,361	$187,946	$34,885	$49,870	$211,652	$227,288	$37,468	$38,633	$39,188
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	$(13,081)	$(82,233)	$(22,881)	$(12,899)	$(15,090)	$(75,153)	$(20,778)	$22,749	$2,638
Net (loss)/income	$(13,081)	$(82,233)	$(3,197)	$(12,169)	$(15,090)	$(75,153)	$9,762	$(9,086)	$2,638